Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (3,356,754)	$ (1,385,756)
Adjustments to reconcile net loss to net cash used in operating activities
Warrant issued for services	4,862
Accretion of discount on notes payable	1,579,807	50,749
Gain on extinguishment of debt	(437,184)
Changes in operating assets and liabilities:
Prepaid and other current assets	10,591	130,001
Related party accounts payable and accrued expenses	(114,060)	591,512
Accounts payable and accrued expenses	(68,696)	168,225
Accounts payable to Greenville Health System and affiliates
Net cash used in operating activities	(2,381,434)	(445,269)
Cash flows from financing activities
Proceeds from exercise of stock options	1,000	1,000
Proceeds from sale of convertible notes and warrants	2,979,580	184,000
Payment of secured notes	(120,000)
Proceeds from sale of Series A preferred stock and warrants		1,470
Net cash provided by financing activities	2,860,580	186,470
Net increase (decrease) in cash and cash equivalents	479,146	(258,799)
Cash and cash equivalents at beginning of period	15,264	274,063
Cash and cash equivalents at end of period	494,410	15,264
Non-cash financing activities
Stock issued to pay interest and other liabilities	86,806
Stock issued on cashless exercise of warrants	90
Beneficial conversion feature of notes issued	1,822,248
Stock assumed in reverse merger	3,177
Warrants issued in debt modifications	19,900
Warrants issued to placement agent	267,422	38,687
Debt discount related to warrants issued	1,639,005	41,366
Imputed dividend for adjustment of series A conversion price into common stock	282,089
Supplemental information
Interest paid in cash	$ 117,010